Bank Owned Life Insurance and Annuities (Tables)	12 Months Ended
Dec. 31, 2014
Bank Owned Life Insurance and Annuities [Abstract]
Summary of Changes in Cash Value of BOLI and Annuities

Changes in cash value of BOLI and annuities in 2014 and 2013 are shown below (in thousands):

	Life Insurance	Deferred Annuities	Payout Annuities	Total
Balance as of January 1, 2013	$14,036	$354	$12	$14,402
Earnings	372	13	1	386
Premiums on existing policies	54	14	-	68
Annuity payments received	-	-	(8)	(8)
Balance as of December 31, 2013	14,462	381	5	14,848
Earnings	339	15	-	354
Premiums on existing policies	46	14	-	60
Annuity payments received	-	-	(5)	(5)
Net proceeds from life insurance claim	(450)	-	-	(450)
Balance as of December 31, 2014	$14,397	$410	$-	$14,807